Cover	Apr. 22, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2025
Entity File Number	000-09376
Entity Registrant Name	Innovative Food Holdings, Inc.
Entity Central Index Key	0000312257
Entity Tax Identification Number	20-1167761
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2528 S 27th Ave
Entity Address, City or Town	Broadview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60155
City Area Code	(239)
Local Phone Number	596-0204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9696 Bonita Beach Rd
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL